INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(in thousands of $)	2017	2016
Cost	114,616	114,616
Accumulated amortization	(41,410)	(28,483)
Net book value	73,206	86,133

Schedule of Future Amortization Expense
The estimated future amortization of intangible assets as of December 31, 2017 is as follows:

Year Ending December 31, (in thousands of $)
2018	12,930
2019	9,862
2020	9,135
2021	9,110
2022	9,110
2023 and thereafter	23,059
Total	73,206